Note 10 - Leases - Maturity of Remaining Lease Liabilities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
2020	$ 887
2021	896
2022	932
2023	807
2024	729
2025 and thereafter	15
Total lease payments	4,266
Less: Interest	(221)
Other Liabilities [Member]
Operating Lease, Liability, Total	$ 4,045